Share Capital and Premium	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital and Premium
SHARE CAPITAL AND PREMIUM

	US Dollars
Figures in millions	2019	2018	2017

Share capital
Authorised
600,000,000 ordinary shares of 25 SA cents each	23	23	23
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
5,000,000 B redeemable preference shares of 1 SA cent each	—	—	—
30,000,000 C redeemable preference shares of no par value	—	—	—
	23	23	23
Issued and fully paid
415,301,215 (2018: 412,769,980; 2017: 410,054,615) ordinary shares of 25 SA cents each	17	16	16
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
778,896 B redeemable preference shares of 1 SA cent each	—	—	—
	17	16	16
Treasury shares held within the group:
2,778,896 A and B redeemable preference shares	—	—	—
	17	16	16
Share premium
Balance at beginning of year	7,208	7,171	7,145
Ordinary shares issued - share premium	27	37	26
	7,235	7,208	7,171
Less: held within the group
Redeemable preference shares	(53)	(53)	(53)
Balance at end of year	7,182	7,155	7,118
Share capital and premium	7,199	7,171	7,134

The rights and restrictions applicable to the A, B and C redeemable preference shares were unchanged during 2019. The cancellation of all redeemable preference shares is in process.